UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: June 30, 2007
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
MUTUAL FUND

309th Quarterly Report
June 30, 2007

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Mutual Fund increased 15.6% during the second quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned 6.3% and the Merrill Lynch US Corporate, Government and Mortgage Bond Index which declined -0.5%. For the first six months of the year, CGM Mutual Fund returned 14.9%, the S&P 500 Index, 7.0% and the Merrill Lynch US Corporate, Government and Mortgage Bond Index, 1.0%.

Against the backdrop of a slow growth economy, US business activity perked up over the past three months. The Federal Reserve Board's Beige Book indicated growth in manufacturing and jobs for all twelve regions of the country in April and May. Indeed, the economy grew at a faster clip in the second quarter of this year than in the first, which is good news. Manufacturing companies that produce capital goods for other businesses are thriving and those sectors of the economy that derive profits in global markets are faring exceptionally well which is significant given estimates that suggest nearly 50% of revenues of S&P 500 companies comes from outside the US.

The 800 pound gorilla in the US economy right now is the housing sector which is experiencing one of its largest downturns in years. New housing starts in May were off 24.2% from May of 2006 and the National Association of Home Builders' market index for sale of new single family houses declined from 30 in April to 28 in May which is its lowest level in 16 years (50 and above indicates expansion). Housing-related businesses are affected and there is some slowing in retail activity as well.

On the bright side, the Fed seems to have achieved its goal of warding off inflation--at least for the time being--by raising short term interest rates from 1% to 5.25% between June 2004 and June of last year. The core inflation rate (ex food and energy) for the 12 months ended May 31 is down to a relatively benign 1.9%. On one hand, major domestic corporations with overseas exposure seem to have been unaffected by the rate hikes. On the other, we believe the resulting lower inflation is just what bond investors need in order for long term interest rates on Treasury issues to remain in the 5.0%-5.5% range which is up from the extreme lows of fairly recently, but still relatively cheap. However, we believe the inflation fight is anything but over as volatile sectors like food and energy heat up, the dollar experiences continued weakness and commodity prices rise.

The Fed has held the Federal Funds rate steady at 5.25% for one year now and, at its meeting last week, again took no action. The long term Treasury bond (10-year maturity) yielded 5.10% at this time last year and is now 5.04%. Relative to short term interest levels, these rates are surprisingly low. Looking ahead, inflation is one risk affecting long-term bond rates and another traces back to the housing market: huge amounts of complex investment instruments owned by institutions and hedge funds are backed by sub prime mortgages. We believe the housing swoon puts the value of many of these securities in jeopardy and in fact, a few hedge funds have already suffered major losses. Should additional losses surface, this topic will warrant closer scrutiny.

CGM Mutual Fund was approximately 25% invested in US Treasury bills at quarter end. The equity portion of the portfolio held major positions in the oil service, telephone and metals and mining industries. The Fund's three largest equity holdings were Schlumberger Limited (oil service), Companhia Vale do Rio Doce ADR (mining) and Petroleo Brasileiro S.A.-Petrobas ADR (oil production).

          /s/ Robert L. Kemp

              Robert L. Kemp
              President

July 2, 2007

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2007

                                  THE FUND'S
                                  CUMULATIVE         THE FUND'S AVERAGE
                                 TOTAL RETURN       ANNUAL TOTAL RETURN
                              ------------------  ------------------------

10 Years ...................        +80.5%                 + 6.1%
 5 Years ...................        +70.9                  +11.3
 1 Year ....................        +13.8                  +13.8
 3 Months ..................        +15.6                    --

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Commencing July 1, 2003 and ending June 30, 2004, Capital Growth Management agreed to voluntarily waive a portion of the management fee, lowering the annual rate to 0.72% of the Fund's average daily net assets. Otherwise, the Fund's cumulative total return and average annual total return for the 10- and 5-year periods ended June 30, 2007 would have been lower.

-------------------------------------------------------------------------------

See the Schedule of Investments on the next page for the percentage of net assets of the Fund invested in particular industries or securities as of June 30, 2007.

                                        CGM MUTUAL FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2007
(unaudited)
COMMON STOCKS -- 73.7% OF TOTAL NET ASSETS
                                                                     SHARES           VALUE(a)
                                                                     ------           --------

BANKS - MONEY CENTER -- 4.3%
  Banco Itau Holding Financeira S.A. ADR (b)(c) ............            530,000    $ 23,553,200
                                                                                   ------------

BUSINESS SERVICES -- 4.4%
  Research In Motion Limited (d) ...........................            118,000      23,598,820
                                                                                   ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 5.1%
  General Cable Corporation (d) ............................            365,000      27,648,750
                                                                                   ------------

ENGINEERING -- 4.8%
  Fluor Corporation ........................................            235,000      26,171,950
                                                                                   ------------

FINANCIAL SERVICES -- 4.6%
  MasterCard Incorporated ..................................            150,000      24,880,500
                                                                                   ------------

FOOD - AGRIBUSINESS -- 4.6%
  Monsanto Company .........................................            370,000      24,989,800
                                                                                   ------------

METALS AND MINING -- 6.4%
  Companhia Vale do Rio Doce ADR (b)(c) ....................            780,000      34,749,000
                                                                                   ------------

MISCELLANEOUS -- 3.6%
  Air Products and Chemicals, Inc. .........................            245,000      19,690,650
                                                                                   ------------

OFFSHORE DRILLING -- 4.3%
  Diamond Offshore Drilling, Inc. ..........................            230,000      23,358,800
                                                                                   ------------

OIL - INDEPENDENT PRODUCTION -- 5.8%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) ..........            260,000      31,530,200
                                                                                   ------------

OIL SERVICE -- 11.6%
  Baker Hughes Incorporated ................................            315,000      26,500,950
  Schlumberger Limited .....................................            430,000      36,524,200
                                                                                   ------------
                                                                                     63,025,150
                                                                                   ------------
TELEPHONE -- 9.0%
  AT&T Inc. ................................................            610,000      25,315,000
  Mobile TeleSystems OJSC ADR (b) ..........................            390,000      23,622,300
                                                                                   ------------
                                                                                     48,937,300
                                                                                   ------------
TEXTILE AND APPAREL -- 5.2%
  Deckers Outdoor Corporation (d) ..........................            280,000      28,252,000
                                                                                   ------------
TOTAL COMMON STOCKS (Identified cost $341,953,802) ............................     400,386,120
                                                                                   ------------

BILLS -- 25.8% OF TOTAL NET ASSETS

                                                                       FACE
                                                                      AMOUNT
                                                                      ------

UNITED STATES TREASURY -- 25.8%
  United States Treasury Bills, 3.919%, 07/05/07 ...........       $ 25,000,000      24,986,403
  United States Treasury Bills, 4.441%, 08/30/07 ...........         23,400,000      23,225,249
  United States Treasury Bills, 4.459%, 08/09/07 ...........         13,000,000      12,935,921
  United States Treasury Bills, 4.463%, 09/13/07 ...........         50,000,000      49,539,400
  United States Treasury Bills, 4.577%, 09/06/07 ...........         16,000,000      15,862,864
  United States Treasury Bills, 4.624%, 09/20/07 ...........          5,000,000       4,947,890
  United States Treasury Bills, 4.632%, 07/26/07 ...........          5,000,000       4,983,333
  United States Treasury Bills, 4.646%, 08/09/07 ...........          4,000,000       3,979,460
                                                                                   ------------
TOTAL BILLS (Identified Cost $140,441,925) ....................................     140,460,520
                                                                                   ------------
SHORT-TERM INVESTMENT -- 1.1% OF TOTAL NET ASSETS

  American Express Credit Corporation, 5.23%, 07/02/07 (Cost
  $6,140,000) ..............................................          6,140,000       6,140,000
                                                                                   ------------

TOTAL INVESTMENTS -- 100.6% (Identified cost $488,535,727) ....................     546,986,640
  Cash and receivables ........................................................       2,266,741
  Liabilities .................................................................      (5,485,322)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0% ...............................................         $543,768,059
                                                                                   ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.
(c) The Fund has approximately 17% of its net assets at June 30, 2007 invested in companies incorporated in Brazil.
(d) Non-income producing security.

                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

ASSETS
  Investments at value (Identified cost -
    $488,535,727) ..............................................   $546,986,640
  Cash .........................................................            635
  Receivable for:

    Securities sold ...............................   $2,015,393
    Shares of the Fund sold .......................        9,953
    Dividends and
      interest ....................................      240,760      2,266,106
                                                      ----------   ------------
  Total assets .................................................    549,253,381
                                                                   ------------

LIABILITIES
  Payable for:

    Securities purchased ..........................    4,390,668
    Shares of the Fund redeemed ...................      506,329
    Distributions declared ........................          131      4,897,128
                                                      ----------

  Accrued expenses:

    Management fees ...............................      391,826
    Trustees' fees ................................       10,786
    Accounting, Administration and Compliance
      expenses ....................................        9,164
    Transfer Agent fees ...........................      110,140
    Other expenses ................................       66,278        588,194
                                                      ----------   ------------
  Total liabilities ............................................      5,485,322
                                                                   ------------
NET ASSETS .....................................................   $543,768,059
                                                                   ============

  Net Assets consist of:
    Capital paid-in ............................................   $453,582,152
    Undistributed net investment income ........................      1,502,077
    Accumulated net realized gains on investments ..............     30,232,917
    Net unrealized appreciation on investments .................     58,450,913
                                                                   ------------
NET ASSETS .....................................................   $543,768,059
                                                                   ============

  Shares of beneficial interest
    outstanding, no par value ..................................     17,075,708
                                                                   ============
  Net asset value per share* ...................................         $31.84
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($543,768,059 / 17,075,708).

                See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2007
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $137,862) ...........     $  2,342,262
    Interest .................................................        3,262,197
                                                                   ------------
                                                                      5,604,459
                                                                   ------------
  Expenses:
    Management fees ..........................................        2,249,351
    Trustees' fees ...........................................           22,388
    Accounting, Administration and Compliance expenses .......           54,984
    Custodian fees and expenses ..............................           53,260
    Transfer agent fees ......................................          246,870
    Audit and tax services ...................................           18,300
    Legal ....................................................           14,109
    Printing .................................................           37,905
    Registration fees ........................................           12,945
    Miscellaneous expenses ...................................              732
                                                                   ------------
                                                                      2,710,844
                                                                   ------------
  Net investment income ......................................        2,893,615
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gains on investments (including gains
      realized from litigation of $1,488,317) ................       30,232,917
    Net unrealized appreciation ..............................       38,576,425
                                                                   ------------

    Net realized and unrealized gains on investments .........       68,809,342
                                                                   ------------

CHANGE IN NET ASSETS FROM
  OPERATIONS .................................................     $ 71,702,957
                                                                   ============

                   See accompanying notes to financial statements.

                                            CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED                YEAR ENDED
                                                                 JUNE 30, 2007           DECEMBER 31,
                                                                  (UNAUDITED)                2006
                                                                 -------------          -------------
FROM OPERATIONS
  Net investment income ....................................      $  2,893,615           $  8,095,574
  Net realized gains on investments and foreign currency
    transactions ...........................................        30,232,917             21,496,524
  Net unrealized appreciation (depreciation) ...............        38,576,425             (1,483,721)
                                                                 -------------          -------------
    Change in net assets from operations ...................        71,702,957             28,108,377
                                                                 -------------          -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................        (1,391,538)            (7,978,514)
  Net short-term realized capital gains on investments .....                --            (20,947,527)
                                                                 -------------          -------------
                                                                    (1,391,538)           (28,926,041)
                                                                 -------------          -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................         3,726,628             15,755,750
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................         1,230,418              7,057,743
    Distributions from net short-term realized capital gains
    on investments .........................................                --             19,051,989
                                                                 -------------          -------------
                                                                     4,957,046             41,865,482
  Cost of shares redeemed ..................................       (36,074,640)           (51,085,253)
                                                                 -------------          -------------
    Change in net assets derived from capital share
    transactions ...........................................       (31,117,594)            (9,219,771)
                                                                 -------------          -------------
  Total change in net assets ...............................        39,193,825            (10,037,435)

NET ASSETS
  Beginning of period ......................................       504,574,234            514,611,669
                                                                 -------------          -------------
  End of period (including undistributed net investment
    income of $1,502,077
    and $0 at June 30, 2007 and December 31, 2006,
    respectively) ..........................................      $543,768,059           $504,574,234
                                                                  ============           ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................           128,977                540,144
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................            42,765                243,191
    Distributions from net short-term realized capital gains
    on investments .........................................                --                682,622
                                                                 -------------          -------------
                                                                       171,742              1,465,957
  Redeemed .................................................        (1,258,612)            (1,752,991)
                                                                 -------------          -------------
  Net change ...............................................        (1,086,870)              (287,034)
                                                                  ============           ============

                         See accompanying notes to financial statements.

                                                            CGM MUTUAL FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS
                                                             ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 2007    ------------------------------------------------------
                                                          (UNAUDITED)        2006        2005        2004        2003        2002
                                                                            ------      ------      ------      ------      ------
For a share of the Fund outstanding
  throughout each period:

Net asset value at beginning of period ....................     $27.78      $27.89      $25.33      $23.00      $16.65      $20.47
                                                                ------      ------      ------      ------      ------      ------

Net investment income (a)(b) ..............................       0.17        0.45        0.30        0.16        0.23        0.26
Net realized and unrealized gains (losses) on investments
  and foreign currency transactions .......................       3.97        1.09        3.40        2.33        6.35       (3.67)
                                                                ------      ------      ------      ------      ------      ------

Total from investment operations ..........................       4.14        1.54        3.70        2.49        6.58       (3.41)
                                                                ------      ------      ------      ------      ------      ------
Dividends from net investment income ......................      (0.08)      (0.45)      (0.31)      (0.16)      (0.23)      (0.41)
Distribution from net short-term realized gains ...........         --       (1.20)         --          --          --          --
Distribution from net long-term realized gains ............         --          --       (0.83)         --          --          --
                                                                ------      ------      ------      ------      ------      ------

Total Distributions .......................................      (0.08)      (1.65)      (1.14)      (0.16)      (0.23)      (0.41)
                                                                ------      ------      ------      ------      ------      ------
Net increase (decrease) in net asset value ................       4.06       (0.11)       2.56        2.33        6.35       (3.82)
                                                                ------      ------      ------      ------      ------      ------
Net asset value at end of period ..........................     $31.84      $27.78      $27.89      $25.33      $23.00      $16.65
                                                                ======      ======      ======      ======      ======      ======

Total Return (%) ..........................................       14.9         5.5        14.6        10.9(c)     39.7(c)    (16.9)
Ratios:
Operating expenses to average net assets (%) ..............       1.08*       1.07        1.09        1.02        1.07        1.14
Operating expenses to average net assets before management
  fee waiver (%) ..........................................        N/A         N/A         N/A        1.11        1.17         N/A
Net investment income to average net assets (%) ...........       1.16*       1.55        1.09        0.68        1.23        1.30
Portfolio turnover (%) ....................................        532*        504         336         314         260         191
Net assets at end of period (in thousands) ($).............    543,768     504,574     514,612     481,443     477,147     376,089

(a) Net of management fee waiver which
    amounted to ($) .......................................        N/A         N/A         N/A        0.02        0.02         N/A
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) The total return would have been lower had the management fee not been reduced during the period.
  * Computed on an annualized basis.

                                           See accompanying notes to financial statements.

                                CGM MUTUAL FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other Funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on November 5, 1929. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks. Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on an accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:



       UNDISTRIBUTED                 UNDISTRIBUTED               NET UNREALIZED
         ORDINARY                      LONG-TERM                  APPRECIATION/
          INCOME                     CAPITAL GAINS               (DEPRECIATION)
       -------------                 -------------               --------------

           $ --                          $ --                      $19,874,488

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2007 were as follows:

                         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
      IDENTIFIED COST      APPRECIATION        DEPRECIATION        APPRECIATION
      ---------------      ------------        ------------        ------------

        $492,449,894        $54,979,888         $(443,142)         $54,536,746

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to foreign exchange gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

                                         LONG-TERM
        ORDINARY INCOME                CAPITAL GAINS                   TOTAL
        ---------------                -------------                   -----
          $28,926,041                      $ --                     $28,926,041

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Mutual Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Mutual Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Mutual Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $981,953,805 and $1,016,758,264, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2007, the Fund incurred management fees of $2,249,351, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

   B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $54,984, for the period ended June 30, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $42,333 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

   C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2007, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open years as of the effective date. Based on management's analysis, FIN 48 does not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Mutual Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, account fees (for certain retirement accounts) and wire fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or account fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       Beginning        Ending             Expenses Paid
                    Account Value    Account Value         During Period*
                       1/01/07          6/30/07          1/01/07 - 6/30/07
--------------------------------------------------------------------------------
Actual                $1,000.00       $1,149.30              $5.76
--------------------------------------------------------------------------------
Hypothetical
(5% return
before expenses)      $1,000.00       $1,019.44              $5.41
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

                                                         CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                           DECEMBER 31, 1981 -- JUNE 30, 2007 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1981
-----------------------------------------------------------------------------------------------------------------------------------
                            -- AND HAD TAKEN ALL DIVIDENDS                       OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                               AND DISTRIBUTIONS IN CASH                            GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                       ------------------------------------------------------------------------------------------------------------
                                                  During the Year
                                              You Would Have Received                                  Which Would Represent
                                         -------------------------------                           --------------------------------
                                                                               The Value of                      A Cumulative
                          The Net                                              Your Original                        Change
                        Asset Value        Per Share         Per Share          Investment               An        Expressed
         On               of Your        Capital Gains        Income              At Each              Annual    As An Index With
      December         Shares Would      Distributions     Distributions         Year End           Total Return    December 31,
         31              Have Been            of                of            Would Have Been            of         1981 = 100.0
 ---------------------------------------------------------------------------------------------------------------------------------
        1981              $13.90                                                                                      100.0
        1982               18.16              --              $ 1.09              $ 19.60              +  41.0%       141.0
        1983               18.81              --                1.09                21.54              +   9.9        155.0
        1984               17.01            $ 1.86              0.95                22.90              +   6.3        164.8
        1985               21.53              --                1.08                30.80              +  34.5        221.7
        1986               22.86              2.75              0.94                38.53              +  25.1        277.3
        1987               20.40              4.52              1.06                43.81              +  13.7        315.3
        1988               19.94              --                1.10                45.21              +   3.2        325.4
        1989               22.34              0.95              0.93                55.02              +  21.7        396.0
        1990               21.64              --                0.93*               55.63              +   1.1        400.4
        1991               26.80              2.64              0.97                78.38              +  40.9        564.2
        1992               26.02              1.42              0.93                83.16              +   6.1        598.6
        1993               28.88              1.93              0.86               101.29              +  21.8        729.1
        1994               25.05              --                1.04                91.46              -   9.7        658.4
        1995               29.43              0.89              0.77               113.68              +  24.3        818.4
        1996               31.42              4.15              0.74               140.62              +  23.7       1012.4
        1997               25.52              7.81              0.67               152.15              +   8.2       1095.4
        1998               26.36              0.25              0.98               164.63              +   8.2       1185.2
        1999               27.28              3.54              0.84               198.38              +  20.5       1428.2
        2000               23.38              --                0.73               175.37              -  11.6       1262.5
        2001               20.47              --                0.20               155.03              -  11.6       1116.1
        2002               16.65              --                0.41               128.83              -  16.9        927.5
        2003               23.00              --                0.23               179.98              +  39.7       1295.7
        2004               25.33              --                0.16               199.60              +  10.9       1436.9
        2005               27.89              0.83              0.31               228.74              +  14.6       1646.7
        2006               27.78              1.20              0.45               241.32              +   5.5       1737.3
        2007 (6/30)        31.84              --                0.08               277.28              +  14.9       1996.2
                                             -----             -----                                   -------
         Totals                             $34.74            $19.54                                   +1896.2
 ---------------------------------------------------------------------------------------------------------------------------------
*Includes $0.05 per share distributed from paid-in capital.
Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ---------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. The advisor waived $0.02 and $0.02 per share of the management fee in 2003 and 2004, respectively. Otherwise, the annual total return for 2003 and 2004 and cumulative 25-year return would have been lower.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2007, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to a peer group of other balanced funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board determined that the Fund's performance was above the mean compared to other mutual funds included in the Lipper reports for the three- and five-year periods ended December 31, 2006, although performance was below the median performance of such funds for the one-year period ended December 31, 2006. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, the results over the three- and five-year periods demonstrated that CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was above the average of the expense ratios of other mutual funds included in the Lipper reports, but reasonable in light of the services provided by CGM to the Fund. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110


--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 07                          Printed in U.S.A.

CGM
REALTY FUND

53rd Quarterly Report
June 30, 2007

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

CGM Realty Fund increased 11.2% during the second quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned 6.3% and the FTSE NAREIT US Real Estate Equity REIT Index which declined -9.0%. For the first six months of the year, CGM Realty Fund returned 14.7%, the S&P 500 Index, 7.0% and the FTSE NAREIT US Real Estate Equity REIT Index, -5.9%.

Against the backdrop of a slow growth economy, US business activity perked up over the past three months. The Federal Reserve Board's Beige Book indicated growth in manufacturing and jobs for all twelve regions of the country in April and May. Indeed, the economy grew at a faster clip in the second quarter of this year than in the first, which is good news. Manufacturing companies that produce capital goods for other businesses are thriving and those sectors of the economy that derive profits in global markets are faring exceptionally well which is significant given estimates that suggest nearly 50% of revenues of S&P 500 companies comes from outside the US.

The 800 pound gorilla in the US economy right now is the housing sector which is experiencing one of its largest downturns in years. New housing starts in May were off 24.2% from May of 2006 and the National Association of Home Builders' market index for sale of new single family houses declined from 30 in April to 28 in May which is its lowest level in 16 years (50 and above indicates expansion). Housing-related businesses are affected and there is some slowing in retail activity as well.

On the bright side, the Fed seems to have achieved its goal of warding off inflation -- at least for the time being -- by raising short term interest rates from 1% to 5.25% between June 2004 and June of last year. The core inflation rate (ex food and energy) for the 12 months ended May 31 is down to a relatively benign 1.9%. On one hand, major domestic corporations with overseas exposure seem to have been unaffected by the rate hikes. On the other, we believe the resulting lower inflation is just what bond investors need in order for long term interest rates on Treasury issues to remain in the 5.0%-5.5% range which is up from the extreme lows of fairly recently, but still relatively cheap. However, we believe the inflation fight is anything but over as volatile sectors like food and energy heat up, the dollar experiences continued weakness and commodity prices rise.

The Fed has held the Federal Funds rate steady at 5.25% for one year now and, at its meeting last week, again took no action. The long term Treasury bond (10-year maturity) yielded 5.10% at this time last year and is now 5.04%. Relative to short term interest levels, these rates are surprisingly low. Looking ahead, inflation is one risk affecting long-term bond rates and another traces back to the housing market: huge amounts of complex investment instruments owned by institutions and hedge funds are backed by sub prime mortgages. We believe the housing swoon puts the value of many of these securities in jeopardy and in fact, a few hedge funds have already suffered major losses. Should additional losses surface, this topic will warrant closer scrutiny.

CGM Realty Fund held major positions in real estate investment trusts and in the metals and mining and basic materials industries at quarter end. The Fund's REIT position consisted entirely of office and industrial REITs. The Fund's three largest holdings were Rio Tinto plc ADR (mining), Companhia Vale do Rio Doce ADR (mining) and Potash Corporation of Saskatchewan Inc. (fertilizer).

                                 /s/  Robert L. Kemp

                                      Robert L. Kemp
                                      President
July 2, 2007

                                CGM REALTY FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2007

                                                         THE FUND'S
                                  THE FUND'S              AVERAGE
                                  CUMULATIVE               ANNUAL
                                 TOTAL RETURN           TOTAL RETURN
                                 ------------           ------------
10 years ...................       +543.7%                 +20.5%
5 years ....................       +301.8                  +32.1
1 Year .....................       + 30.6                  +30.6
3 Months ...................       + 11.2                    --

The adviser limited the Fund's total operating expenses to 1.00% of its average net assets through December 31, 1997. Otherwise, the Fund's total return for the ten-year period would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments on the next page for the percentage of net assets of the Fund invested in particular industries or securities as of June 30, 2007.

                                       CGM REALTY FUND
-----------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 2007
(unaudited)

COMMON STOCKS -- 98.7% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS -- 21.3%                             SHARES           VALUE(a)
                                                                ------------     --------------
OFFICE AND INDUSTRIAL -- 21.3%
  Boston Properties, Inc. ..................................         685,000     $   69,959,050
  Digital Realty Trust, Inc. ...............................       2,160,000         81,388,800
  Douglas Emmett, Inc. .....................................       3,150,000         77,931,000
  SL Green Realty Corp. ....................................         641,300         79,450,657
  Vornado Realty Trust .....................................         525,000         57,666,000
                                                                                 --------------
                                                                                    366,395,507
                                                                                 --------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $309,641,531) ........         366,395,507
                                                                                 --------------

OTHER COMMON STOCKS -- 77.4%

BASIC MATERIALS -- 17.0%
  CONSOL Energy Inc. .......................................       1,186,500         54,709,515
  Martin Marietta Materials, Inc. ..........................         508,900         82,451,978
  Peabody Energy Corporation ...............................       1,690,000         81,762,200
  Vulcan Materials Company .................................         645,000         73,878,300
                                                                                 --------------
                                                                                    292,801,993
                                                                                 --------------
COPPER -- 10.9%
  Freeport-McMoRan Copper & Gold Inc. ......................       1,300,000        107,666,000
  Southern Copper Corporation ..............................         845,000         79,649,700
                                                                                 --------------
                                                                                    187,315,700
                                                                                 --------------
FERTILIZER -- 13.6%
  Potash Corporation of Saskatchewan Inc. ..................       1,555,800        121,305,726
  The Mosaic Company (b) ...................................       2,920,000        113,938,400
                                                                                 --------------
                                                                                    235,244,126
                                                                                 --------------
HOUSING AND BUILDING MATERIAL -- 4.7%
  Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ..........       1,335,600         80,924,004
                                                                                 --------------

METALS AND MINING -- 20.9%
  BHP Billiton Limited ADR (c) .............................       1,960,000        117,110,000
  Companhia Vale do Rio Doce ADR (c) .......................       2,730,000        121,621,500
  Rio Tinto plc ADR (c) ....................................         400,000        122,448,000
                                                                                 --------------
                                                                                    361,179,500
                                                                                 --------------
REAL ESTATE SERVICES -- 10.3%
  CB Richard Ellis Group, Inc. (b) .........................       2,665,300         97,283,450
  Jones Lang LaSalle Incorporated ..........................         710,000         80,585,000
                                                                                 --------------
                                                                                    177,868,450
                                                                                 --------------

TOTAL OTHER COMMON STOCKS (Identified cost $1,076,292,789) .................      1,335,333,773
                                                                                 --------------
TOTAL COMMON STOCKS (Identified cost $1,385,934,320) .......................      1,701,729,280
                                                                                 --------------

                                                                     FACE
SHORT-TERM INVESTMENT -- 2.0% OF TOTAL NET ASSETS                   AMOUNT
                                                                ------------

American Express Credit Corporation, 5.23%, 07/02/07
  (Cost $34,155,000) .......................................    $ 34,155,000         34,155,000
                                                                                 --------------

TOTAL INVESTMENTS -- 100.7% (Identified cost $1,420,089,320) ..................   1,735,884,280
  Cash and receivables ........................................................      12,172,520
  Liabilities .................................................................     (23,906,226)
                                                                                 --------------
TOTAL NET ASSETS -- 100.0% ....................................................  $1,724,150,574
                                                                                 ==============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
    Canada.

                       See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

ASSETS
  Investments at value: (identified cost --
    $1,420,089,320) .......................................      $1,735,884,280
  Cash ....................................................               2,613
  Receivable for:
    Securities sold .......................     $ 8,638,418
    Shares of the Fund sold ...............       1,471,650
    Dividends and interest ................       2,059,839          12,169,907
                                                -----------      --------------
  Total assets ............................................       1,748,056,800
                                                                 --------------
LIABILITIES
  Payable for:
    Securities purchased ..................      15,008,280
    Shares of the Fund redeemed ...........       7,518,552          22,526,832
                                                -----------
  Accrued expenses:
    Management fees .......................       1,115,151
    Trustees' fees ........................          16,888
    Accounting, Administration and
      Compliance expenses .................          21,162
    Transfer agent fees ...................         108,272
    Other expenses ........................         117,921           1,379,394
                                                -----------      --------------
  Total liabilities .......................................          23,906,226
                                                                 --------------
NET ASSETS ................................................      $1,724,150,574
                                                                 ==============
  Net Assets consist of:
    Capital paid-in .......................................      $1,255,323,177
    Undistributed net investment income ...................           4,268,942
    Accumulated net realized gains on investments .........         148,763,495
    Net unrealized appreciation on investments ............         315,794,960
                                                                 --------------
NET ASSETS ................................................      $1,724,150,574
                                                                 ==============

  Shares of beneficial interest outstanding, no par value .          55,629,155
                                                                 ==============
  Net asset value per share* ..............................              $30.99
                                                                 ==============

* Shares of the Fund are sold and redeemed at net asset value
 ($1,724,150,574 / 55,629,155).

                See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $174,849) ..........      $ 12,955,243
    Interest ................................................           349,684
    Other ...................................................           238,777
                                                                   ------------
                                                                     13,543,704
                                                                   ------------
  Expenses:
    Management fees .........................................         6,353,965
    Trustees' fees ..........................................            34,568
    Accounting, Administration and Compliance expenses ......           126,972
    Custodian fees and expenses .............................           108,713
    Transfer agent fees .....................................           250,895
    Audit and tax services ..................................            18,450
    Legal ...................................................            38,131
    Printing ................................................            46,645
    Registration fees .......................................            40,331
    Line of credit commitment fee ...........................            10,139
    Miscellaneous expenses ..................................             1,081
                                                                   ------------
                                                                      7,029,890
                                                                   ------------
  Net investment income .....................................         6,513,814
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments .........................       148,763,495
  Net unrealized appreciation ...............................        61,269,420
                                                                   ------------
  Net realized and unrealized gains on investments ..........       210,032,915
                                                                   ------------

CHANGE IN NET ASSETS FROM OPERATIONS ........................      $216,546,729
                                                                   ============

                See accompanying notes to financial statements.

                                                    CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                        ENDED             YEAR ENDED
                                                                                    JUNE 30, 2007        DECEMBER 31,
                                                                                     (UNAUDITED)             2006
                                                                                   --------------       --------------
FROM OPERATIONS
  Net investment income .....................................................      $    6,513,814       $   19,562,020
  Net realized gains from investments .......................................         148,763,495          342,376,727
  Unrealized appreciation (depreciation) ....................................          61,269,420          (35,849,776)
                                                                                   --------------       --------------
    Change in net assets from operations ....................................         216,546,729          326,088,971
                                                                                   --------------       --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .....................................................          (2,244,872)         (19,562,020)
  Net short-term realized capital gains on investments ......................                  --          (18,539,617)
  Net long-term realized capital gains on investments .......................                  --         (317,224,877)
                                                                                   --------------       --------------
                                                                                       (2,244,872)        (355,326,514)
                                                                                   --------------       --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ..............................................         268,737,678          457,184,132
  Net asset value of shares issued in connection with reinvestment of:
    Dividends from net investment income ....................................           1,826,811           17,159,267
    Distributions from net short-term realized capital gains on investments .                  --           13,157,171
    Distributions from net long-term realized capital gains on investments ..                  --          251,776,661
                                                                                   --------------       --------------
                                                                                      270,564,489          739,277,231
  Cost of shares redeemed ...................................................        (235,461,488)        (267,260,344)
                                                                                   --------------       --------------
    Change in net assets derived from capital share transactions ............          35,103,001          472,016,887
                                                                                   --------------       --------------
  Total change in net assets ................................................         249,404,858          442,779,344

NET ASSETS
  Beginning of period .......................................................       1,474,745,716        1,031,966,372
                                                                                   --------------       --------------

  End of period (includes undistributed net investment income of $4,268,942
    and $0 at June 30, 2007 and December 31, 2006, respectively) ............      $1,724,150,574       $1,474,745,716
                                                                                   ==============       ==============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ................................................           9,211,663           14,825,477
  Issued in connection with reinvestment of:
    Dividends from net investment income ....................................              60,807              539,589
    Distributions from net short-term realized capital gains on investments .                  --              487,664
    Distributions from net long-term realized capital gains on investments ..                  --            9,331,664
                                                                                   --------------       --------------
                                                                                        9,272,470           25,184,394
  Redeemed ..................................................................          (8,142,759)          (8,644,393)
                                                                                   --------------       --------------
  Net change ................................................................           1,129,711           16,540,001
                                                                                   ==============       ==============

                                       See accompanying notes to financial statements.

                                                         CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                         ENDED                       FOR THE YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 2007      ----------------------------------------------------------
                                                      (UNAUDITED)         2006          2005        2004        2003        2002
                                                     ------------        ------        ------      ------      ------      ------
For a share of the Fund outstanding throughout
  each period:
Net asset value at beginning of period ...........       $27.06          $27.19        $29.56      $24.75      $13.39      $13.47
                                                         ------          ------        ------      ------      ------      ------
Net investment income (a) ........................         0.12            0.45          0.43        0.19        0.03        0.40
Net realized and unrealized gains on investments .         3.85            7.37          7.51        8.55       11.93        0.10
                                                         ------          ------        ------      ------      ------      ------
Total from investment operations .................         3.97            7.82          7.94        8.74       11.96        0.50
                                                         ------          ------        ------      ------      ------      ------
Dividends from net investment income .............        (0.04)          (0.45)        (0.43)      (0.18)      (0.04)      (0.58)
Distribution from net short-term realized gains              --           (0.42)           --       (0.16)         --          --
Distribution from net long-term realized gains               --           (7.08)        (9.88)      (3.59)      (0.56)         --
                                                         ------          ------        ------      ------      ------      ------
Total Distributions ..............................        (0.04)          (7.95)       (10.31)      (3.93)      (0.60)      (0.58)
                                                         ------          ------        ------      ------      ------      ------
Net increase (decrease) in net asset value .......         3.93           (0.13)        (2.37)       4.81       11.36       (0.08)
                                                         ------          ------        ------      ------      ------      ------
Net asset value at end of period .................       $30.99          $27.06        $27.19      $29.56      $24.75      $13.39
                                                         ======          ======        ======      ======      ======      ======
Total Return (%) .................................         14.7            29.0          27.0        35.5        89.7         3.5
Ratios:
Operating expenses to average net assets (%) .....         0.86*           0.88          0.92        0.96        1.02        1.03
Net investment income to average net assets (%) ..         0.80*           1.49          1.34        0.73        0.16        2.70
Portfolio turnover (%) ...........................          201*            160           136          43          68         173
Net assets at end of period
  (in thousands) ($) .............................    1,724,151       1,474,746     1,031,966     785,399     644,420     339,757

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                         See accompanying notes to financial statements.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to provide a combination of income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulations that exist in the markets in which it invests. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis. Dividend payments received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital and as such are recorded as dividend income, capital gains or a reduction to security cost, as appropriate. Non-cash dividend payments, if any, are recorded at the fair market value of the securities received.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006 there were no capital loss carry-overs available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

              UNDISTRIBUTED         UNDISTRIBUTED         NET UNREALIZED
                ORDINARY              LONG-TERM            APPRECIATION/
                 INCOME             CAPITAL GAINS         (DEPRECIATION)
              ------------          -------------         --------------
                  $ --                  $ --               $254,525,540

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2007 were as follows:

                         GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
      IDENTIFIED COST      APPRECIATION        DEPRECIATION        APPRECIATION
      ---------------    ----------------    ----------------     --------------
      $1,420,153,264       $325,933,550        $(10,202,534)       $315,731,016

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

        ORDINARY              LONG-TERM
         INCOME             CAPITAL GAINS             TOTAL
        --------            -------------             -----
       $38,101,637          $317,224,877          $355,326,514

E. INDEMNITIES -- In the normal course of business, CGM Realty Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Realty Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Realty Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,646,658,257 and $1,609,805,789, respectively. There were no purchases or sales of long-term United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2007, the Fund incurred management fees of $6,353,965, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $126,972, for the period ended June 30, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $90,024 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending June 30, 2007, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2007.

6. NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open years as of the effective date. Based on management's analysis, FIN 48 does not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                                CGM REALTY FUND
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of CGM Realty Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, account fees (for certain retirement accounts) and wire fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or account fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                     Beginning          Ending          Expenses Paid
                   Account Value     Account Value      During Period*
                      1/01/07           6/30/07        1/01/07 - 6/30/07
--------------------------------------------------------------------------------
Actual              $1,000.00         $1,146.80             $4.58
--------------------------------------------------------------------------------
Hypothetical
 (5% return
  before expenses)  $1,000.00         $1,020.53             $4.31
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

                                CGM REALTY FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2007, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to a peer group of other real estate funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board determined that the Fund's performance was above the mean compared to other mutual funds included in the Lipper reports for the three-, five- and ten-year periods ended December 31, 2006, although performance was below the median performance of such funds for the one-year period ended December 31, 2006. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given CGM's investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the average of the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's focus on best execution.

                                CGM REALTY FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 07                          Printed in U.S.A.

CGM
FOCUS FUND

39th Quarterly Report
June 30, 2007

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Focus Fund increased 12.8% during the second quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned 6.3%. For the first six months of the year, CGM Focus Fund rose 23.4% while the S&P 500 Index returned 7.0%.

Against the backdrop of a slow growth economy, US business activity perked up over the past three months. The Federal Reserve Board's Beige Book indicated growth in manufacturing and jobs for all twelve regions of the country in April and May. Indeed, the economy grew at a faster clip in the second quarter of this year than in the first, which is good news. Manufacturing companies that produce capital goods for other businesses are thriving and those sectors of the economy that derive profits in global markets are faring exceptionally well which is significant given estimates that suggest nearly 50% of revenues of S&P 500 companies comes from outside the US.

The 800 pound gorilla in the US economy right now is the housing sector which is experiencing one of its largest downturns in years. New housing starts in May were off 24.2% from May of 2006 and the National Association of Home Builders' market index for sale of new single family houses declined from 30 in April to 28 in May which is its lowest level in 16 years (50 and above indicates expansion). Housing-related businesses are affected and there is some slowing in retail activity as well.

On the bright side, the Fed seems to have achieved its goal of warding off inflation--at least for the time being--by raising short term interest rates from 1% to 5.25% between June 2004 and June of last year. The core inflation rate (ex food and energy) for the 12 months ended May 31 is down to a relatively benign 1.9%. On one hand, major domestic corporations with overseas exposure seem to have been unaffected by the rate hikes. On the other, we believe the resulting lower inflation is just what bond investors need in order for long term interest rates on Treasury issues to remain in the 5.0%-5.5% range which is up from the extreme lows of fairly recently, but still relatively cheap. However, we believe the inflation fight is anything but over as volatile sectors like food and energy heat up, the dollar experiences continued weakness and commodity prices rise.

The Fed has held the Federal Funds rate steady at 5.25% for one year now and, at its meeting last week, again took no action. The long term Treasury bond (10-year maturity) yielded 5.10% at this time last year and is now 5.04%. Relative to short term interest levels, these rates are surprisingly low. Looking ahead, inflation is one risk affecting long-term bond rates and another traces back to the housing market: huge amounts of complex investment instruments owned by institutions and hedge funds are backed by sub prime mortgages. We believe the housing swoon puts the value of many of these securities in jeopardy and in fact, a few hedge funds have already suffered major losses. Should additional losses surface, this topic will warrant closer scrutiny.

CGM Focus Fund held major long positions in the oil service, metals and mining and engineering industries at quarter end. The Fund's three largest long holdings were Open Joint Stock Company "Vimpel-Communications" ADR, Potash Corporation of Saskatchewan, Inc. and Schlumberger Limited. The Fund was also approximately 8% invested in stocks sold short at June 30 (percentage of total net assets). The short positions were in financial services and regional banks. The three largest short positions were Countrywide Financial Corporation, Indymac Bancorp, Inc. and Fortress Investment Group LLC.

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President

July 2, 2007

                                CGM FOCUS FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2007

                                  THE FUND'S
                                  CUMULATIVE         THE FUND'S AVERAGE
                                 TOTAL RETURN       ANNUAL TOTAL RETURN
                                 ------------       -------------------

5 Years ....................        +150.2%                +20.1%
1 Year .....................        + 23.0                 +23.0
3 Months ...................        + 12.8                   --

The Fund's average annual total return since inception (September 3, 1997) through June 30, 2007 is +21.1%. The adviser limited the Fund's total operating expenses to 1.20% of its average net assets exclusive of any dividend expense incurred on short sales through December 31, 2001. Otherwise, the Fund's average annual total return since inception would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities as of June 30, 2007.


                                         CGM FOCUS FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2007
(unaudited)

COMMON STOCKS -- 98.4% OF TOTAL NET ASSETS

                                                                    SHARES           VALUE(a)
                                                                    ------           --------

AEROSPACE -- 4.5%
  Embraer-Empresa Brasileira de Aeronautica S.A. ADR (b)(c) ..     2,799,500     $  134,963,895
                                                                                 --------------

BEVERAGES AND TOBACCO -- 1.7%
  Hansen Natural Corporation (d) ...........................       1,200,000         51,576,000
                                                                                 --------------

BUSINESS SERVICES -- 3.8%
  Research In Motion Limited (d) ...........................         570,000        113,994,300
                                                                                 --------------

CHEMICALS - SPECIALTY -- 10.8%
  Potash Corporation of Saskatchewan Inc. ..................       2,275,000        177,381,750
  The Mosaic Company (d) ...................................       3,690,000        143,983,800
                                                                                 --------------
                                                                                    321,365,550
                                                                                 --------------
COPPER -- 4.9%
  Freeport-McMoRan Copper & Gold Inc. ......................       1,750,000        144,935,000
                                                                                 --------------

ENGINEERING -- 12.4%
  Fluor Corporation ........................................       1,320,000        147,008,400
  Foster Wheeler Ltd. (d) ..................................         742,800         79,472,172
  McDermott International, Inc. (d) ........................       1,750,000        145,460,000
                                                                                 --------------
                                                                                    371,940,572
                                                                                 --------------
FINANCIAL SERVICES -- 4.4%
  MasterCard Incorporated ..................................         788,000        130,705,560
                                                                                 --------------

HEAVY CAPITAL GOODS - 4.6%
  Cummins Inc. .............................................       1,365,000        138,151,650
                                                                                 --------------

METALS AND MINING -- 12.8%
  BHP Billiton Limited ADR (b) .............................       2,300,000        137,425,000
  Companhia Vale do Rio Doce ADR (b)(c)(e) .................       3,730,000        166,171,500
  Rio Tinto plc ADR (b) ....................................         260,000         79,591,200
                                                                                 --------------
                                                                                    383,187,700
                                                                                 --------------
OFFSHORE DRILLING -- 4.5%
  Transocean Inc. (d) ......................................       1,255,000        133,004,900
                                                                                 --------------

OIL - INDEPENDENT PRODUCTION -- 8.2%
  CNOOC Limited ADR (b) ....................................         716,000         81,402,040
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c)(e) .......       1,360,000        164,927,200
                                                                                 --------------
                                                                                    246,329,240
                                                                                 --------------

                                                                     SHARES
                                                                     ------

OIL SERVICE -- 19.4%
  Baker Hughes Incorporated (e) ............................       1,650,000        138,814,500
  National Oilwell Varco, Inc. (d) .........................       1,330,000        138,639,200
  Schlumberger Limited (e) .................................       1,960,000        166,482,400
  Weatherford International Ltd. (d) .......................       2,420,000        133,680,800
                                                                                 --------------
                                                                                    577,616,900
                                                                                 --------------
TELEPHONE -- 6.4%
  Open Joint Stock Company "Vimpel-Communications"
    ADR (b)(e) .............................................       1,820,000        191,755,200
                                                                                 --------------

TOTAL COMMON STOCKS (Identified cost $2,482,285,979) .......................      2,939,526,467
                                                                                 --------------
SHORT-TERM INVESTMENT -- 0.6% OF TOTAL NET ASSETS

                                                                    FACE
                                                                   AMOUNT
                                                                   ------

  American Express Credit Corporation, 5.23%, 07/02/07
    (Cost $18,070,000) ....................................      $18,070,000         18,070,000
                                                                                 --------------

TOTAL INVESTMENTS -- 99.0% (Identified cost $2,500,355,979) ................      2,957,596,467
   Cash and receivables ....................................................        483,791,241
   Liabilities .............................................................       (453,328,788)
                                                                                 --------------
TOTAL NET ASSETS -- 100.0% .................................................     $2,988,058,920
                                                                                 ==============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 16% of its net assets at June 30, 2007 invested in companies incorporated in Brazil.
(d) Non-income producing security.
(e) A portion of this security has been segregated as collateral in connection with short sale investments. (See Note 1E.)

SECURITIES SOLD SHORT (PROCEEDS $256,177,219)

                                                                    SHARES           VALUE(a)
                                                                    ------           --------

  Countrywide Financial Corporation ..........................     4,200,000       $152,670,000
  FirstFed Financial Corp. ...................................       375,000         21,273,750
  Fortress Investment Group LLC ..............................       975,000         23,224,500
  Indymac Bancorp, Inc. ......................................     1,875,000         54,693,750
                                                                                   ------------
                                                                                   $251,862,000
                                                                                   ============

                               See accompanying notes to financial statements.


                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

ASSETS
  Investments at value (Identified
    cost -- $2,500,355,979) ...............................      $2,957,596,467
  Cash ....................................................               4,706
  Deposits with brokers for short sales ...................         281,546,511
  Receivable for:
    Securities sold ........................    $192,459,232
    Shares of the Fund sold ................       4,710,454
    Dividends and interest .................       5,070,338        202,240,024
                                                ------------     --------------
  Total assets ............................................       3,441,387,708
                                                                 --------------
LIABILITIES
  Securities sold short at current market
    value (Proceeds $256,177,219) ..........................        251,862,000
  Payable for:
    Securities purchased ...................     192,992,889
    Shares of the Fund redeemed ............       5,307,004
    Tax withholding liability ..............         546,425        198,846,318
                                                ------------
  Accrued expenses:
    Management fees ........................       2,204,645
    Trustees' fees .........................          21,914
    Accounting, Administration and
      Compliance expenses ..................          31,086
    Transfer agent fees ....................         147,907
    Other expenses .........................         214,918          2,620,470
                                                ------------     --------------
  Total liabilities .......................................         453,328,788
                                                                 --------------
NET ASSETS ...............................................       $2,988,058,920
                                                                 ==============
  Net Assets consist of:
    Capital paid-in ........................................     $2,199,413,799
    Undistributed net investment income ....................          4,021,623
    Accumulated net realized gains on investments  .........        323,067,791
    Net unrealized appreciation on investments:
      Long positions .......................................        457,240,488
      Short positions ......................................          4,315,219
                                                                 --------------
NET ASSETS ...............................................       $2,988,058,920
                                                                 ==============
  Shares of beneficial interest
    outstanding, no par value ............................           69,790,698
                                                                 ==============
  Net asset value per share* .............................               $42.81
                                                                 ==============

* Shares of the Fund are sold and redeemed at net asset value
  ($2,988,058,920 / 69,790,698).

                See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $982,523) ..........      $ 13,460,088
    Interest on restricted cash .............................         6,518,235
    Interest ................................................           494,750
                                                                   ------------
                                                                     20,473,073
                                                                   ------------
  Expenses:
    Management fees .........................................        11,736,752
    Trustees' fees ..........................................            44,619
    Accounting, Administration and
      Compliance expenses ...................................           186,520
    Custodian fees and expenses .............................           166,407
    Transfer agent fees .....................................           375,781
    Audit and tax services ..................................            18,450
    Legal ...................................................            62,081
    Printing ................................................            67,106
    Registration fees .......................................            56,576
    Line of credit commitment fee ...........................             8,156
    Dividend on short sales .................................         3,715,500
    Miscellaneous expenses ..................................            13,502
                                                                   ------------
                                                                     16,451,450
                                                                   ------------
  Net investment income .....................................         4,021,623
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
  Long transactions .........................................       382,964,406
  Short transactions ........................................       (42,562,352)
Net unrealized appreciation on investments:
  Long transactions .........................................       150,071,954
  Short transactions ........................................        48,776,423
                                                                   ------------

Net realized and unrealized gains on investments ............       539,250,431
                                                                   ------------

CHANGE IN NET ASSETS FROM
  OPERATIONS ................................................      $543,272,054
                                                                   ============

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                              CGM FOCUS FUND
-------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                               ENDED                     YEAR ENDED
                                                           JUNE 30, 2007                DECEMBER 31,
                                                            (UNAUDITED)                     2006
                                                           -------------                ------------
FROM OPERATIONS
  Net investment income ................................     $    4,021,623              $   49,456,211
  Net realized gains from investments ..................        340,402,054                 173,863,900
  Unrealized appreciation ..............................        198,848,377                  24,273,033
                                                             --------------              --------------
    Change in net assets from operations ...............        543,272,054                 247,593,144
                                                             --------------              --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ................................               --                   (48,763,442)
  Net long-term realized capital gains on investments ..               --                  (175,789,197)
                                                             --------------              --------------
                                                                       --                  (224,552,639)
                                                             --------------              --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .........................        474,513,088                 997,758,557
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...............               --                    40,066,125
    Distributions from net long-term realized capital
    gains on investments ...............................               --                   148,382,402
                                                             --------------              --------------
                                                                474,513,088               1,186,207,084
  Cost of shares redeemed ..............................       (301,764,984)               (578,351,879)
                                                             --------------              --------------
    Change in net assets derived from capital share
      transactions .....................................        172,748,104                 607,855,205
                                                             --------------              --------------
  Total change in net assets ...........................        716,020,158                 630,895,710

NET ASSETS
  Beginning of period ..................................      2,272,038,762               1,641,143,052
                                                             --------------              --------------

  End of period (including undistributed net investment
    income of $4,021,623 and $0 at June 30, 2007 and
    December 31, 2006, respectively) ...................     $2,988,058,920              $2,272,038,762
                                                             ==============              ==============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...........................         12,321,745                  26,593,050
  Issued in connection with reinvestment of:
    Dividends from net investment income ...............               --                     1,150,667
    Distributions from net long-term realized capital
gains on investments ...................................               --                     4,261,150
                                                             --------------              --------------
                                                                 12,321,745                  32,004,867
  Redeemed .............................................         (8,036,898)                (15,631,438)
                                                             --------------              --------------
  Net change ...........................................          4,284,847                  16,373,429
                                                             ==============              ==============

                               See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2007
(unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
  Change in net assets resulting from operations ...........    $   543,272,054
  Adjustments to reconcile change in net assets resulting
    from operations to net cash provided by operating
    activities:
    Purchase of investment securities ......................     (5,351,174,552)
    Buy to cover of investment securities held short .......       (466,448,304)
    Proceeds from disposition of investment securities .....      5,228,225,164
    Proceeds from short sale of investment securities ......        356,273,374
    Sale of short-term investment securities, net ..........          1,595,000
    Decrease in deposits with brokers for short sales ......         62,635,856
    Increase in dividends and interest receivable ..........         (2,270,786)
    Increase in receivables for securities sold ............       (142,908,047)
    Increase in tax withholding liability ..................            461,168
    Increase in payable for securities purchased ...........        142,355,345
    Increase in accrued expenses ...........................            440,251
    Increase in miscellaneous income .......................             44,879
    Mark to market on receivable and liabilities ...........                105
    Unrealized appreciation on securities ..................       (198,848,377)
    Net realized gains from investments ....................       (340,402,054)
                                                                ---------------
  Net cash used in operating activities ....................       (166,748,924)
                                                                ---------------
Cash flows from financing activities:
  Proceeds from shares sold ................................        475,219,780
  Payment on shares redeemed ...............................       (308,463,912)
  Cash distributions paid ..................................             (5,314)
                                                                ---------------
  Net cash provided by financing activities ................        166,750,554
                                                                ---------------
Net increase in cash .......................................              1,630
Cash:
  Beginning balance ........................................              3,076
                                                                ---------------
  Ending balance ...........................................    $         4,706
                                                                ===============

                See accompanying notes to financial statements.

                                                         CGM FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                     SIX MONTHS
                                        ENDED                                    YEAR ENDED DECEMBER 31,
                                    JUNE 30, 2007      ---------------------------------------------------------------------------
                                     (UNAUDITED)          2006              2005             2004           2003           2002
                                    -------------      -----------       -----------       ---------      ---------      ---------
For a share of the Fund
  outstanding
  throughout the period:

Net asset value at beginning
  of period .....................      $34.68             $33.40             $29.51           $29.93         $17.98         $21.87
                                       ------             ------             ------           ------         ------         ------

Net investment income (loss) (a)         0.06(b)            0.82(b)            0.52(b)          0.04(b)       (0.21)         (0.21)
Net realized and unrealized
  gains (losses) on
  investments and foreign
  currency transactions .........        8.07               4.19               6.93             3.65          12.16          (3.68)
                                       ------             ------             ------           ------         ------         ------
Total from investment operations         8.13               5.01               7.45             3.69          11.95          (3.89)
                                       ------             ------             ------           ------         ------         ------

Dividends from net investment
  income ........................          --              (0.81)             (0.44)           (0.04)            --             --
Distribution from net short-
  term realized gains ...........          --                 --              (1.80)              --             --             --
Distribution from net long-
  term realized gains ...........          --              (2.92)             (1.32)           (4.07)            --             --
                                       ------             ------             ------           ------         ------         ------
Total Distributions .............          --              (3.73)             (3.56)           (4.11)            --             --
                                       ------             ------             ------           ------         ------         ------

Net increase (decrease) in
  net asset value ...............        8.13               1.28               3.89            (0.42)         11.95          (3.89)
                                       ------             ------             ------           ------         ------         ------
Net asset value at end of
  period ........................      $42.81             $34.68             $33.40           $29.51         $29.93         $17.98
                                       ======             ======             ======           ======         ======         ======

Total Return (%) ................        23.4               15.0(c)            25.2             12.4           66.5          (17.8)

Ratios:
Operating expenses to
  average net assets (%) ........        1.01*              1.02               1.07             1.12           1.18           1.18
Dividends and interest on
  short positions to average
  net assets (%) ................        0.29*              0.18               0.15             0.09             --           0.02
                                       ------             ------             ------           ------         ------         ------
Total expenses to average
  net assets (%) ................        1.30*              1.20               1.22             1.21           1.18           1.20
                                       ======             ======             ======           ======         ======         ======
Net investment income (loss)
  to average net assets (%) .....        0.32*              2.23               1.55             0.14          (0.92)         (0.98)
Portfolio turnover (%) ..........         418*               333                282              327            204            155

Net assets at end of period
(in thousands) ($) ..............   2,988,059          2,272,039          1,641,143          918,837        775,499        383,983

(a) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b) Net investment income (loss) per share excluding all related short sale income and expenses for the period ended December 31,
    2004 was $0.06, for the period ended December 31, 2005 was $0.23 and for the period ended December 31, 2006 was $0.36 and for the period ended June 30, 2007 was $0.02.
(c) In 2006, the Fund's total return consists of a voluntary reimbursement by the adviser for a realized investment loss.
    Excluding this item, the total return would have been 0.01% less.
  * Computed on an annualized basis.

                                            See accompanying notes to financial statements.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has two other funds whose financial statements are not presented herein. Along with one other fund in a separate Trust, there are four CGM Funds. The Fund commenced operations on September 3, 1997. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a smaller number of companies, and/or in a more limited number of sectors than diversified mutual funds. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques including short sales designed to capitalize on declines in the market price of specific equity securities of one or more companies or declines in market indexes.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis and includes amortization of premium and discount. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED               UNDISTRIBUTED                 NET UNREALIZED
       ORDINARY                    LONG-TERM                    APPRECIATION/
        INCOME                   CAPITAL GAINS                 (DEPRECIATION)
     -------------               -------------                 --------------
         $ --                        $ --                       $245,373,068

    The identified cost of investments in securities held long by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2007 were as follows:

                        GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
    IDENTIFIED COST       APPRECIATION         DEPRECIATION        APPRECIATION
    ---------------     ----------------     ----------------     -------------
    $2,529,207,505        $442,025,207         $(13,636,245)       $428,388,962

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to dividends on short positions which were held less than forty-five days and foreign exchange gains/ losses. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

     ORDINARY                        LONG-TERM
      INCOME                       CAPITAL GAINS                      TOTAL
     --------                      -------------                      ----
    $48,763,442                    $175,789,197                   $224,552,639

E. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The Fund is liable for any dividends or interest paid on securities sold short. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The market value of securities held in a segregated account at June 30, 2007 was $671,850,000 and the value of cash held in a segregated account was $281,546,511.

F. INDEMNITIES -- In the normal course of business, CGM Focus Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Focus Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Focus Fund. The risk of material loss from such claims is considered remote.

G. STATEMENT OF CASH FLOWS -- Information on the Fund's financial transactions which have been settled through the receipt and disbursement of cash is presented in the financial statement entitled Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows at June 30, 2007 represents cash maintained by the custodian.

H. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $5,351,174,552 and $5,228,225,164, respectively. There were no purchases or sales of long-term United States government obligations for the period ended June 30, 2007.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2007, the Fund incurred management fees of $11,736,752, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and to Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $186,520, for the period ended June 30, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $129,474 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2007, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee those functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. LINE OF CREDIT -- The Fund has a $40,000,000 committed, secured line of credit with State Street Bank and Trust Company. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.1% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 2007.

6. NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open years as of the effective date. Based on management's analysis, FIN 48 does not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Focus Fund, you incur two types of costs: (1) transaction costs, which could include, among other charges, account fees (for certain retirement accounts) and wire fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or account fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                     Beginning          Ending          Expenses Paid
                   Account Value     Account Value      During Period*
                      1/01/07           6/30/07        1/01/07 - 6/30/07
--------------------------------------------------------------------------------
Actual              $1,000.00         $1,234.40             $7.20
--------------------------------------------------------------------------------
Hypothetical
 (5% return
 before expenses)   $1,000.00         $1,018.35             $6.51
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which includes expenses related to short sales activity, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2007, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to a peer group of other capital appreciation funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board determined that the Fund's performance was above the mean compared to other mutual funds included in the Lipper reports for the one-, three-, five- and nine-year periods ended December 31, 2006. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. The Board considered the Fund's ability to sell securities short and the increased efforts on the part of CGM required to carry out these activities as Fund assets increase. Given the Fund's investment style and performance, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the average of the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's focus on best execution.

                                 CGM FOCUS FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 07                          Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2007, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Trust's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Trust does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date: August 23, 2007

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date: August 23, 2007